Operating costs	6 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Operating costs

Note 4	Operating costs

		THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	NOTE	2021	2020	2021	2020
Labour costs
Wages, salaries and related taxes and benefits(1)		(1,072)	(994)	(2,106)	(2,035)
Post-employment benefit plans service cost (net of capitalized amounts)	11	(63)	(64)	(137)	(139)
Other labour costs (2)		(251)	(236)	(490)	(463)
Less:
Capitalized labour		270	248	525	494
Total labour costs		(1,116)	(1,046)	(2,208)	(2,143)
Cost of revenues (3)		(1,664)	(1,471)	(3,406)	(3,125)
Other operating costs (4)		(442)	(506)	(885)	(977)
Total operating costs		(3,222)	(3,023)	(6,499)	(6,245)
(1)Costs reported in 2020 are net of amounts from the Canada Emergency Wage Subsidy, a wage subsidy program offered by the federal government to eligible employers as a result of the COVID-19 pandemic.
(2)Other labour costs include contractor and outsourcing costs.
(3)Cost of revenues includes costs of wireless devices and other equipment sold, network and content costs, and payments to other carriers.
(4)Other operating costs include marketing, advertising and sales commission costs, bad debt expense, taxes other than income taxes, information technology costs, professional service fees and rent.